Subsequent events	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Subsequent events
Note 21. Subsequent events
On January 10, 2022, our licensed partner, Allogene Therapeutics announced removal of FDA clinical hold on their clinical studies.
On February 10, 2022, we announced the appointment of Mr. Bing Wang as Chief Financial Officer.
On February 22, 2022, Calyxt announced th
e placement to an institutional investor in an underwritten offering of (i)
3,880,000
shares of Calyxt common stock,
(ii) pre-funded
warrants to purchase up to
3,880,000
shares of its common stock, and (iii) common warrants to purchase up to
7,760,000
shares of its common stock (the “Offering”). The shares of common stock and the pre-funded
warrants were each sold in combination with corresponding common warrants, with one
common warrant to purchase
one
share of common stock for each share of common stock or each pre-funded
warrant sold. The
pre-funded
warrants will have an

exercise

price of $
0.0001
per share of Calyxt common stock and the common warrants will have an exercise price of $
1.41
per share of Calyxt common stock. The
pre-funded
warrants will be immediately exercisable and remain exercisable until exercised, while the common warrants will be exercisable six
months after the date of issuance and will have a term of
five
years from the date of exercisability. The aggregate public offering price for each share of common stock or each pre-funded
warrant and, in each case, an accompanying common warrant was $
1.41
. All securities sold in the Offering were sold by
Calyxt. In the aggregate, Calyxt received estimated net proceeds of $10.0 million, after deducting approximately $0.9 million of placement and agent fees and estimated other offering expenses. Calyxt intends to use the net proceeds from this offering for enhancing the capabilities of its BioFactory production system and increasing its capacity to produce at larger scales, continuing to build out its PlantSpring technology platform and AIML capabilities, furthering customer relationships, and for working capital and general corporate purposes.

Based on Calyxt’s 42,718,930 outstanding common stock as of February 23, 2022, if all
Pre-Funded
Calyxt Warrants were fully exercised, Cellectis S.A.’s ownership of Calyxt’s outstanding common stock would be reduced to 51.4%, and if all Warrants were fully exercised, Cellectis S.A.’s ownership of Calyxt’s outstanding common stock would be reduced to 44.1%.